Principles of Consolidation, Investments in Subsidiaries, Acquisitions Under Approval and Business Combination - Summary of goodwill (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 30, 2018	Dec. 31, 2017	Jan. 01, 2017	Nov. 17, 2016
Summary of principles of consolidation [line items]
Consideration transferred					R$ 2,665,000
Non-controllinginterest	R$ 351,924		R$ 377,824	R$ 30,855
Acquisition date [member]
Summary of principles of consolidation [line items]
Consideration transferred			351,258
Total assets acquired			(898,374)
Total liabilities assumed			395,784
Non-controllinginterest			221,139
Goodwill			69,807
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Summary of principles of consolidation [line items]
Consideration transferred	103,373	R$ 103,373
Total assets acquired	(105,611)
Total liabilities assumed	3,035
Goodwill	R$ 797	R$ 797
Temporary amount [member] | Acquisition date [member]
Summary of principles of consolidation [line items]
Consideration transferred			356,077
Total assets acquired			(765,673)
Total liabilities assumed			350,666
Non-controllinginterest			182,603
Goodwill			123,673
Adjustments [member] | Acquisition date [member]
Summary of principles of consolidation [line items]
Consideration transferred			4,819
Total assets acquired			(132,701)
Total liabilities assumed			45,118
Non-controllinginterest			38,536
Goodwill			R$ (53,866)